Securities Act Registration No. 33-06343

Investment Company Act Reg. No. 811-04704

SECURITIES AND EXCHANGE COMMISSION

Washington D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 50	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 52 (Check appropriate box or boxes.)	[X]

SIMS TOTAL RETURN FUND, INC.
(Exact Name of Registrant as Specified in Charter)

Sims Total Return Fund, Inc. 225 East Mason Street, Suite 802
Milwaukee, Wisconsin	53202
(Address of Principal Executive Offices)	(ZIP Code)

(414) 765-1107
(Registrant’s Telephone Number, including Area Code)

Luke E. Sims Sims Capital Management LLC 225 East Mason, Suite 802 Milwaukee, Wisconsin 53202 (Name and Address of Agent for Service)	Copy to: Peter D. Fetzer, Esq. Foley & Lardner LLP 777 East Wisconsin Avenue Milwaukee, WI 53202

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (dated) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment (“PEA”) No. 50 to the Registration Statement of Sims Total Return Fund, Inc. (the “Company”) on Form N-1A hereby incorporates Parts A, B and C from the Company’s PEA No. 49 on Form N-1A filed October 26, 2018 (effective that same day). This PEA No. 50 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 49 to the Company’s Registration Statement.

C-1

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, on the 7th day of November, 2018.

SIMS TOTAL RETURN FUND, INC.

By:	/s/ Luke E. Sims
Luke E. Sims, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Luke E. Sims	Principal Executive Officer	November 7, 2018
Luke E. Sims

David C. Sims*	Principal Financial and Accounting Officer	*

Barry S. Arnold*	Director	*

Clark J. Hillery*	Director	*

William J. Rack*	Director	*

Richard L. Teigen*	Director	*

*By:	/s/ Luke E. Sims
Luke E. Sims
Attorney-in-fact
*Signature is affixed as of November 7, 2018. Power of attorney previously filed as an exhibit.

Signature Page

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

Index